Licensed Copyrights, Net - Schedule of Licensed Copyrights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Broadcasting Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	¥ 46,814,452		¥ 46,578,345
Finite-Lived License Agreements, Accumulated Amortization	(40,221,819)		(39,058,192)
Finite-Lived License Agreements, Impairment Amount	(182,172)		(201,382)
Finite-Lived License Agreements, Net	6,410,461	$ 916,684	7,318,771
Finite-Lived License Agreements, Gross, Current	7,787,625		7,600,279
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,330,951)		(7,202,541)
Finite-Lived License Agreements, Impairment Amount, Current	(9,167)		(9,020)
Net carrying value, current portion	447,507	63,993	388,718
Gross carrying value, non-current portion	39,026,827		38,978,066
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(32,890,868)		(31,855,651)
Finite-Lived License Agreements, Impairment Amount, Non-current	(173,005)		(192,362)
Net carrying value, non-current portion	5,962,954	852,691	6,930,053
Sublicensing Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	8,272,739		8,338,409
Finite-Lived License Agreements, Accumulated Amortization	(8,272,739)		(8,338,409)
Finite-Lived License Agreements, Impairment Amount	0		0
Finite-Lived License Agreements, Net	0	0	0
Finite-Lived License Agreements, Gross, Current	8,272,739		8,338,409
Finite-Lived License Agreements, Accumulated Amortization, Current	(8,272,739)		(8,338,409)
Finite-Lived License Agreements, Impairment Amount, Current	0		0
Net carrying value, current portion	0	0	0
Gross carrying value, non-current portion	0		0
Finite-Lived License Agreements, Accumulated Amortization, Non-current	0		0
Finite-Lived License Agreements, Impairment Amount, Non-current	0		0
Net carrying value, non-current portion	0	0	0
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	55,087,191		54,916,754
Finite-Lived License Agreements, Accumulated Amortization	(48,494,558)		(47,396,601)
Finite-Lived License Agreements, Impairment Amount	(182,172)		(201,382)
Finite-Lived License Agreements, Net	6,410,461	916,684	7,318,771
Finite-Lived License Agreements, Gross, Current	16,060,364		15,938,688
Finite-Lived License Agreements, Accumulated Amortization, Current	(15,603,690)		(15,540,950)
Finite-Lived License Agreements, Impairment Amount, Current	(9,167)		(9,020)
Net carrying value, current portion	447,507	63,993	388,718
Gross carrying value, non-current portion	39,026,827		38,978,066
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(32,890,868)		(31,855,651)
Finite-Lived License Agreements, Impairment Amount, Non-current	(173,005)		(192,362)
Net carrying value, non-current portion	¥ 5,962,954	$ 852,691	¥ 6,930,053